Common Stock and Additional Paid-in Capital - Vested and Non Vested Shares (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Number of non vested shares
Balance	239,867
Granted	153,700
Forfeited	(26,850)
Balance	366,717
Weighted average grant date fair value per non vested shares
Balance	$ 17.15
Granted	$ 17.79
Forfeited	$ 16.49
Balance	$ 17.47